Retirement Benefit Plans - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (7,725)	£ (8,201)
Fair value of scheme assets	8,317	8,858
Net defined benefit assets	£ 592	£ 657